Voyage and Vessel operating expenses - Voyage expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Voyage And Vessel Operating Expenses
Port charges	$ 56,983	$ 67,153	$ 64,446
bunkers	133,022	169,632	170,731
Commissions - third parties	10,462	12,303	9,253
Commissions - related parties (Note 4)	4,140	4,140	4,140
Miscellaneous	10,408	12,997	5,273
Total voyage expenses	$ 215,015	$ 266,225	$ 253,843